Note 3 - Investment Securities Available For Sale (Detail) (USD $)						12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Private Label Collateralized Mortgage Obligations [Member]	Dec. 31, 2012 Mortgage-backed Securities, Issued by Private Enterprises [Member]	Dec. 31, 2011 Mortgage-backed Securities, Issued by Private Enterprises [Member]	Dec. 31, 2011 Equity Securities in Financial Institutions [Member]	Dec. 31, 2012 Equity Securities in Financial Institutions [Member]	Dec. 31, 2010 Collateralized Mortgage Obligations [Member]
Available-for-sale Securities Pledged as Collateral	$ 62,518,000	$ 53,724,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	34
Available-for-sale Securities, Current	194,472,000	193,977,000	4,600,000	5,064,000	7,321,000	750,000	750,000
Available-for-sale Securities, Gross Unrealized Gains	8,427,000	7,104,000		511,000	411,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities						$ 194,000		$ 35,000